Prepayments and deposits	12 Months Ended
Oct. 31, 2022
Prepayments And Deposits [Abstract]
Prepayments and deposits	Prepayment and deposits

As at October 31,	2022	2021
Prepaid lease deposits	$2.8	$0.9
Prepaid transaction costs	0.3	—
Prepaid construction charges	1.4	—
Prepaid equipment deposits	76.4	3.2
Prepaid insurance	5.7	3.8
Other prepaids	2.8	0.6
Total prepaids and deposits	89.4	8.5
Non-current portion of prepaid lease deposits	(3.6)	—
Current prepaids and deposits	$85.8	$8.5
Other prepaids consist principally of other deposits and subscriptions.